SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024	Jan. 31, 2024	May 31, 2023
Finite-Lived Intangible Assets [Line Items]
Lessee, Operating Lease, Description	The Hong Kong lease spans two years with monthly lease payments of HKD 8,000, while the Singapore lease also spans two years with monthly payments of SGD 1,700.
Operating Lease, Right-of-Use Asset	$ 43,582	$ 0
Operating Lease, Liability	43,608
Operating Lease, Liability, Current	27,519	0
Operating Lease, Liability, Noncurrent	16,089	0
Asset Impairment Charges	$ 0	$ 0
Antidilutive shares outstanding	0
Website Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 11,630		$ 8,130	$ 3,500
Amortization expense	6,894
Amortization expense, remainder of fiscal year 2025	969
Amortization expense, remainder of fiscal year 2026	3,293
Amortization expense, remainder of fiscal year 2027	474
Software Website Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense, remainder of fiscal year 2025	1,083
Amortization expense, remainder of fiscal year 2026	4,333
Amortization expense, remainder of fiscal year 2027	1,084
Capitalized software development costs			$ 13,000
Website development cost	13,000
Amortization expense	$ 6,500